RISK MANAGEMENT ACTIVITIES AND FAIR VALUE MEASUREMENTS - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Industrial Development Bonds at Fair Value Level 2	$ 455
Long Term Debt, Current Maturities measured at Fair Value	4,540	4,095
Fair Market Value of Real Estate		8
Impairment of Real Estate		220
Currency effects of net investment hedges reflected in OCI - after tax gain(loss)	156	740
Accumulated net balances of net investement hedges after tax loss (gain)	3,550	3,706
US Treasury and Government [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 1,604
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Government Securities Contractuals Maturities	1 year
Contractual Maturity of Swaps	1 year
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
US Government Securities Contractuals Maturities	5 years
Contractual Maturity of Swaps	5 years